CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 195,660	$ 255,828		$ 205,063
Accounts receivable (less allowances of $62,009 and $56,981 as of December 31, 2021 and 2020, respectively)	1,063,723	961,419		859,344
Prepaid expenses and other	268,312	224,020		205,380
Total Current Assets	1,527,695	1,441,267		1,269,787
Property, Plant and Equipment:
Property, plant and equipment	8,748,937	8,647,303		8,246,337
Less—Accumulated depreciation	(4,078,290)	(3,979,159)		(3,743,894)
Property, Plant and Equipment, net	4,670,647	4,668,144		4,502,443
Other Assets, Net:
Goodwill	5,023,691	4,463,531		4,557,609	$ 4,485,209
Customer relationships, customer inducements and data center lease-based intangibles		1,181,043		1,326,977
Operating lease right-of-use assets	2,343,627	2,314,422		2,196,502
Other	480,887	381,624		295,949
Total Other Assets, Net	9,429,634	8,340,620		8,377,037
Total Assets	15,627,976	14,450,031		14,149,267	13,816,816
Current Liabilities:
Current portion of long-term debt	91,180	309,428		193,759
Accounts payable	424,064	369,145		359,863
Accrued expenses and other current liabilities (includes current portion of operating lease liabilities)	883,323	1,032,537		1,146,288
Deferred revenue	301,965	307,470		295,785
Total Current Liabilities	1,700,532	2,018,580		1,995,695
Long-term Debt, net of current portion	10,143,011	8,962,513		8,509,555
Long-term Operating Lease Liabilities, net of current portion	2,196,846	2,171,472		2,044,598
Other Long-term Liabilities	407,826	144,053		204,508
Deferred Income Taxes	347,562	223,934		198,377
Commitments and Contingencies
Redeemable Noncontrolling Interests	73,428	72,411		59,805
Iron Mountain Incorporated Stockholders’ Equity:
Preferred stock (par value $0.01; authorized 10,000,000 shares; none issued and outstanding)	0	0		0
Common stock (par value $0.01; authorized 400,000,000 shares; issued and outstanding 289,757,061 shares and 288,273,049 shares as of December 31, 2021 and 2020, respectively)	2,906	2,898		2,883
Additional paid-in capital	4,409,051	4,412,553		4,340,078
(Distributions in excess of earnings) Earnings in excess of distributions	(3,359,876)	(3,221,152)		(2,950,339)
Accumulated other comprehensive items, net	(294,358)	(338,347)		(255,893)
Total Iron Mountain Incorporated Stockholders’ Equity	757,723	855,952		1,136,729
Noncontrolling Interests	1,048	1,116		0
Total Equity	758,771	857,068	$ 959,707	1,136,729	$ 1,464,227	$ 1,862,463
Total Liabilities and Equity	$ 15,627,976	$ 14,450,031		$ 14,149,267